THE HUNTINGTON FUNDS

HUNTINGTON VA GROWTH FUND
HUNTINGTON GROWTH FUND

INVESTMENT A SHARES
INVESTMENT B SHARES
TRUST SHARES
SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2006

1. Under the section entitled "Investment Advisor," please delete all three paragraphs pertaining to the Growth Fund or VA Growth Fund (hereinafter referred to as the "Growth Fund") and replace them in their entirety with the following:

      The Growth Fund1 is managed by an investment team comprised of Dr. Bernard Shinkel, Martina Cheung and Jenny Jiang with Dr. Bernard Shinkel as the lead portfolio manager. Dr. Shinkel, Ms. Cheung and Ms. Jiang are responsible for portfolio analysis and construction, research and stock selection. The team members utilize quantitative and qualitative analytics primarily to recommend purchase and sell decisions for the Fund and to discuss and review these recommendations to execute the Fund's investment objectives. Any implementations are subject to Dr. Shinkel's approval.


      Ms. Cheung has served as a Portfolio Manager of the Growth Fund since 2005. She is Vice President of the Advisor. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung is a Chartered Financial Analyst and Chartered Market Technician. She received her Bachelor's degree in Finance and Management Information Systems from The Ohio State University and received her M.B.A. from Capital University.


      Ms. Jiang has served as a Portfolio Manager of the Growth Fund since 2007. She is Assistant Vice President of the Advisor. Ms. Jiang joined The Huntington National Bank in 2000 as a senior credit analyst in Corporate Banking. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Jiang received her Bachelor's degree in Civil Engineering from Wuhan University of Technology in China and received her Masters of Accountancy from Virginia Polytechnic Institute and State University. She is also a Certified Public Accountant.

2. Under the section entitled "Investment Advisor," please delete Dr. Bernard Shinkel's biography in its entirety and replace it with the following:

      Dr. Bernard Shinkel has served as the lead Portfolio Manager of the Growth Fund since 2007 and as the Portfolio Manager of the New Economy Fund since 2001. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Senior Portfolio Manager for individual and institutional accounts and is a Vice President. He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.


1 For purposes of the Huntington VA Funds prospectus, all references in this supplement to the "Growth Fund" shall read the "VA Growth Fund" therein.

                                                                  March 14, 2007

Cusips:
446771206
446327884
446327678
446771206
36445 (3/07)









THE HUNTINGTON FUNDS

HUNTINGTON VA GROWTH FUND
HUNTINGTON GROWTH FUND


INVESTMENT A SHARES
INVESTMENT B SHARES
TRUST SHARES
SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2006

  1. In the Huntington VA Funds Statement of Additional Information, under the section entitled "Who Manages and Provides Services to the Funds," in the subsection entitled "Portfolio Manager Information," please delete "Other Accounts Managed by James J. Gibboney, Jr." and replace it in its entirety with the following information. (Martina Cheung will remain as a portfolio manager of the Huntington VA Growth Fund.)

   OTHER ACCOUNTS MANAGED BY JENNY JIANG
   TOTAL NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS*
   Registered Investment Companies: 1 fund / $241,720,213
   Other Pooled Investment Vehicles: None
   Other Accounts: 79 accounts / $32,500,000
   *None of the Accounts has an advisory fee that is based on the performance of the account.
   Dollar value range of shares owned in the Fund: None.
   The above information is provided as of February 14, 2007.

   OTHER ACCOUNTS MANAGED BY DR. BERNARD SHINKEL
   TOTAL NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS*
   Registered Investment Companies: 3 funds / $375,217,671
   Other Pooled Investment Vehicles: None
   Other Accounts: 240 accounts / $135,499,611
   *None of the Accounts has an advisory fee that is based on the performance of the account.
   Dollar value range of shares owned in the Fund: None.
   The above information is provided as of February 14, 2007.



2. In The Huntington Funds Statement of Additional Information, under the section entitled "Who Manages and Provides Services to the Funds," in the subsection entitled "Portfolio Manager Information," please delete "Other Accounts Managed by James J. Gibboney, Jr." and replace it in its entirety with the following information. (Martina Cheung will remain as a portfolio manager of the Huntington Growth Fund.)

   OTHER ACCOUNTS MANAGED BY JENNY JIANG
   TOTAL NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS*
   Registered Investment Companies: 1 fund / $21,418,255
   Other Pooled Investment Vehicles: None
   Other Accounts: 79 accounts / $32,500,000
   *None of the Accounts has an advisory fee that is based on the performance of the account.
   Dollar value range of shares owned in the Fund: None.
   The above information is provided as of February 14, 2007.

   OTHER ACCOUNTS MANAGED BY DR. BERNARD SHINKEL
   TOTAL NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS*
   Registered Investment Companies: 3 funds / $154,915,713
   Other Pooled Investment Vehicles: None
   Other Accounts: 240 accounts / $135,499,611
   *None of the Accounts has an advisory fee that is based on the performance of the account.
   Dollar value range of shares owned in the Fund: None.
   The above information is provided as of February 14, 2007.

3. In the Huntington VA Funds Statement of Additional Information, under the section entitled "Who Manages and Provides Services to the Funds," in the subsection entitled "Portfolio Manager Information," please delete all references to James J. Gibboney, Jr. In addition, after the Portfolio Manager account information, please delete the fourth through tenth paragraphs in their entirety and replace them with the following:

   MS. CHEUNG, MR. CWIKLINSKI, MR. DOUGHTY, MR. HARDY, MS. JIANG, MR. KOSCIK, MS. MATLOCK, MR. SEASONGOOD AND DR. SHINKEL are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager's experience and performance, and is reviewed annually.

   Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood, and Dr. Shinkel are each eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.

   Quarterly, if the Funds' assets collectively grow at least 3.0% over the previous calendar quarter as a result of new portfolio placements, retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the annualized incremental advisory fees for the quarter. Assets derived from employee benefit accounts and irrevocable trusts and performance of all money market funds do not count toward asset growth for purposes of
   this bonus.   Further, beginning January 1, 2005, assets in Florida Tax Free
   Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund do not count toward asset growth for purposes of this bonus. Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Dr. Shinkel are eligible to receive equal shares of 75% of this pool along with others eligible for this incentive. The remaining 25% of this pool is distributed at the Advisor's Chief Investment Officer's total discretion based on his assessment of the following criteria: (1) use of the Funds in individual investment accounts,
   (2) development of publicity of the Funds, (3) coordination of relationships with the brokers who sell the Funds and (4) excellence in trading and placement within the Funds.

   Ms. Cheung, Mr. Cwiklinski, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Dr. Shinkel are each responsible for researching and making buy, hold and sell recommendations for individually- assigned industries. Based on the Advisor's Chief Investment Officer's and the Director of Research's assessment, and at their discretion, each of these portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst. Each portfolio manager's performance in this regard is assessed quarterly by the Advisor's Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager's recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

   As noted above, Ms. Cheung, Mr. Cwiklinski, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Dr. Shinkel are the portfolio managers for other accounts in addition to the portfolios of the Funds they manage. Each such account is assigned a "Category" (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor's "Tactical Asset Allocation Model" as compared to the objective of the account. At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review. Of these 50 accounts, the portfolio manager's manager and the Advisor's Chief Investment Officer jointly select ten accounts to review for adherence to the Category's defined ranges and targets. Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his or her quarterly base salary if 60% of the selected accounts exceed the Advisor's Category benchmark. In addition, these 50 accounts are monitored for retention. If all of a portfolio manager's 50 accounts remain with the Advisor for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.

   Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index (S&P 500 CGI), and the VA Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Dr. Shinkel's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Dr. Shinkel on a quarterly basis.

   Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 CGI, and the VA Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Cheung's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Cheung on a quarterly basis.

   Quarterly, if the VA Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 CGI, and the VA Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Jiang's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Jiang on a quarterly basis.



4. In The Huntington Funds Statement of Additional Information, under the section entitled "Who Manages and Provides Services to the Funds," in the subsection entitled "Portfolio Manager Information," please delete all references to James J. Gibboney, Jr. In addition, after the Portfolio Manager account information, please delete the fourth through tenth paragraphs in their entirety and replace them with the following:

   MS. CHEUNG, MR. CWIKLINSKI, MR. DOUGHTY, MR. HARDY, MS. JIANG, MR. KOSCIK, MS. MATLOCK, MR. SEASONGOOD, DR. SHINKEL and MS. STYLAREK are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager's experience and performance, and is reviewed annually.

   Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are each eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.

   Quarterly, if the Funds' assets collectively grow at least 3.0% over the previous calendar quarter as a result of new portfolio placements, retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the annualized incremental advisory fees for the quarter. Assets derived from employee benefit accounts and irrevocable trusts and performance of all money market funds do not count toward asset growth for purposes of
   this bonus.   Further, beginning January 1, 2005, assets in Florida Tax Free
   Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund do not count toward asset growth for purposes of this bonus. Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are eligible to receive equal shares of 75% of this pool along with others eligible for this incentive. The remaining 25% of this pool is distributed at the Advisor's Chief Investment Officer's total discretion based on his assessment of the following criteria: (1) use of the Funds in individual investment accounts, (2) development of publicity of the Funds, (3) coordination of relationships with the brokers who sell the Funds and (4) excellence in trading and placement within the Funds.

   Ms. Cheung, Mr. Cwiklinski, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Dr. Shinkel are each responsible for researching and making buy, hold and sell recommendations for individually- assigned industries. Based on the Advisor's Chief Investment Officer's and the Director of Research's assessment, and at their discretion, each of these portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst. Each portfolio manager's performance in this regard is assessed quarterly by the Advisor's Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager's recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

   As noted above, Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Hardy, Ms. Jiang, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are the portfolio managers for other accounts in addition to the portfolios of the Funds they manage. Each such account is assigned a "Category" (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor's "Tactical Asset Allocation Model" as compared to the objective of the account. At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review. Of these 50 accounts, the portfolio manager's manager and the Advisor's Chief Investment Officer jointly select ten accounts to review for adherence to the Category's defined ranges and targets. Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his or her quarterly base salary if 60% of the selected accounts exceed the Advisor's Category benchmark. In addition, these 50 accounts are monitored for retention. If all of a portfolio manager's 50 accounts remain with the Advisor for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.

   Quarterly, if the Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index (S&P 500 CGI), and the Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Dr. Shinkel's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Dr. Shinkel on a quarterly basis.

   Quarterly, if the Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 CGI, and the Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Cheung's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Cheung on a quarterly basis.

   Quarterly, if the Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 CGI, and the Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Jiang's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Jiang on a quarterly basis.

                                                                  March 14, 2007



Cusips:
446771206
446327884
446327678
446771206
36446 (3/07)